Consolidated Statement of Changes in Equity - GBP (£)	Total	Share capital	Share premium	Deferred Shares	Capital Redemption Reserve	Foreign exchange reserve	Share-based payment reserve	Fair Value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period	£ 22,054,000	£ 0	£ 32,318,000	£ 0		£ (8,000)	£ 1,884,000	£ 0	£ 0	£ (12,140,000)
Loss for the year	(22,283,000)									(22,283,000)
Foreign exchange gain/(loss) on translation of subsidiaries	(103,000)					(103,000)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(22,386,000)					(103,000)				(22,283,000)
Share-based payment charge	2,074,000						2,074,000	0
Issue of share capital	56,770,000		56,770,000
Exercise of share options	11,000		11,000				(369,000)	0		369,000
End of period at Dec. 31, 2019	22,054,000	0	32,318,000	0		(8,000)	1,884,000	0	0	(12,140,000)
Beginning of period	58,523,000	0	89,099,000	0		(111,000)	3,589,000	0	0	(34,054,000)
Loss for the year	(49,231,000)									(49,231,000)
Foreign exchange gain/(loss) on translation of subsidiaries	(549,000)					(548,000)	(1,000)
Change in fair value of financial assets through OCI	(109,000)							(109,000)
Total comprehensive loss for the year	(49,889,000)					(548,000)	(1,000)	(109,000)		(49,231,000)
Share-based payment charge	10,466,000						10,466,000	0
Share issued on acquisition of subsidiary	13,887,000	1,000	13,886,000
Issue of share capital	533,816,000	12,000	533,804,000
Transfer of gain on disposal of equity instruments at fair value through OCI to retained earnings	0							(90,000)		90,000
Exercise of share options	10,000		14,000				(1,124,000)	0		1,120,000
Share for share exchange	218,011,000	630,475							217,381,000
Bonus issue	0	217,380,650							(217,381,000)
Share capital reduction	0	(217,380,650)								217,381,000
Nominal value reduction	0	(580,327)								580,000
Reorganisation elimination entry	(218,011,000)		(272,224,000)						54,213,000
Share split	0	(3,000)		3,000
End of period at Dec. 31, 2020	58,523,000	0	89,099,000	0		(111,000)	3,589,000	0	0	(34,054,000)
Beginning of period	566,813,000	60,000	364,579,000	3,000	£ 0	(659,000)	12,930,000	(199,000)	54,213,000	135,886,000
Loss for the year	(118,728,000)									(118,728,000)
Foreign exchange gain/(loss) on translation of subsidiaries	2,476,000					2,483,000	(7,000)
Change in fair value of financial assets through OCI	0
Total comprehensive loss for the year	(116,252,000)					2,483,000	(7,000)			(118,728,000)
Share-based payment charge	30,576,000						30,576,000
Exercise of share options	(2,259,000)	1,000	24,000				(8,232,000)			5,948,000
Cancellation of deferred shares	0	(3,241)		(3,000)	3,000
End of period at Dec. 31, 2021	566,813,000	60,000	364,579,000	3,000	0	(659,000)	12,930,000	(199,000)	54,213,000	135,886,000
Beginning of period	£ 478,878,000	£ 61,000	£ 364,603,000	£ 0	£ 3,000	£ 1,824,000	£ 35,267,000	£ (199,000)	£ 54,213,000	£ 23,106,000